Long-Term Debt and Other Financial Liabilities, Kowa Blueship Sale and Leaseback (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Installment	Aug. 06, 2025 USD ($)	Dec. 31, 2024 USD ($)
Sale and Leaseback Transaction [Abstract]
Balance outstanding	$ 293,958		$ 261,451
Kowa Blueship Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Financing amount		$ 22,500
Term of charter contract	5 years
Number of payment installments | Installment	60
Frequency of periodic payment	monthly
Installment payment	$ 268
Balloon payment	$ 6,429
Term of variable rate	3 months
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Term SOFR [Member]
Margin on variable rate	2.40%
Balance outstanding	$ 21,161